GENERAL AND ADMINISTRATIVE EXPENSES (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
GENERAL AND ADMINISTRATIVE EXPENSES
Share-based compensation	$ 4,291	$ 3,569
General and administrative expenses	24,117	22,704
General and administrative expenses
GENERAL AND ADMINISTRATIVE EXPENSES
Wages and benefits	7,324	6,993
Share-based compensation	2,871	2,224
Professional fees	3,176	2,814
Consulting fees	2,493	2,175
Travelling, representation and convention	1,084	964
Office and administration	5,370	6,848
Stock exchange, authorities, and communication	492	442
Depreciation and amortization	205	248
Loss on write-off/disposal of property, plant and equipment	1,098	5
Other financial fees	50	21
Grants	(46)	(30)
General and administrative expenses	$ 24,117	$ 22,704